ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2019
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2019 (per currency)				At
Items	12/31/2019	Dollar	Euro	Real	Others	12/31/2018
ASSETS
Cash and Due from Banks	13,896,907	13,161,262	589,529	15,285	130,831	25,164,561
Government and corporate securities at fair value with changes in results	704,916	704,916	—	—	—	4,296,153
Derivatives	—	—	—	—	—	20,621
Other financial assets	1,151,505	1,151,257	248	—	—	915,523
Loans and other financing	21,482,922	21,479,286	3,313	—	323	32,505,333
Other Debt Securities	65	65	—	—	—	1,599,586
Financial assets in guarantee	4,503,242	4,503,242	—	—	—	711,530
Investments in subsidiaries, associates and joint ventures	—	—	—	—	—	—
Other non-financial assets	179,271	179,271	—	—	—	229,506
TOTAL ASSETS	41,918,828	41,179,299	593,090	15,285	131,154	65,442,813

LIABILITIES
Deposits	23,336,727	22,855,146	481,581	—	—	48,179,530
Non-financial public sector	2,171,358	2,171,272	86	—	—	12,152,394
Financial sector	9,062	9,062	—	—	—	4,581
Non-financial private sector and foreign residents	21,156,307	20,674,812	481,495	—	—	36,022,555
Liabilities at fair value with changes in results	—	—	—	—	—	235,188
Other financial liabilities	4,091,775	3,998,209	93,566	—	—	774,926
Financing received from the Argentine Central Bank and other financial entities	8,075,471	8,075,471	—	—	—	10,444,759
Subordinated negotiable obligations	2,119,888	2,119,888	—	—	—	2,128,759
Other non-financial liabilities	341,062	341,062	—	—	—	791,902
TOTAL LIABILITIES	37,964,923	37,389,776	575,147	—	—	62,555,064

NET POSITION	3,953,905	3,789,523	17,943	15,285	131,154	2,887,749